Nature of the Organization and Business - Schedule of Consolidated Financial Statements (Details) - Variable Interest Entity, Primary Beneficiary [Member] - BaiJiaYun [Member] - USD ($)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024
Current assets
Cash and cash equivalents	$ 6,179,297		$ 5,433,349
Restricted cash	373,175		374,824
Short-term investments			4,269
Notes receivable	39,565		177,663
Accounts receivable, net	27,841,345		22,280,835
Prepayments	6,480,213		4,554,671
Prepayments - related parties	64,622
Inventories	8,991,525		4,700,910
Prepaid expenses and other current assets, net	1,839,010		6,302,420
Total current assets	51,808,752		43,828,941
Property and equipment, net	89,477		122,837
Intangible assets, net	8,114,006		7,720,451
Operating lease right of use assets, net	573,698		683,373
Deferred tax assets, net	3,091,390		2,964,354
Goodwill	1,419,216		1,425,485
Other non-current assets	401,181		317,707
Total non-current assets	13,688,968		13,234,207
Total assets	65,497,720		57,063,148
Current liabilities
Short-term borrowings	7,795,268		7,155,438
Accounts and notes payable	10,597,897		8,086,007
Accounts payable - related parties	384,379
Contract liabilities	12,996,029		8,408,893
Income tax payable	601,105		656,635
Deferred revenue	620,861		874,524
Due to related parties	57,540		115,588
Operating lease liabilities, current	213,216		109,822
Accrued expenses and other liabilities	2,054,332		3,352,401
Total current liabilities	35,320,627		28,759,308
Deferred tax liabilities	538,502		593,055
Operating lease liabilities, non-current	393,972		503,847
Total non-current liabilities	932,474		1,096,902
Total liabilities	36,253,101		$ 29,856,210
Revenues	24,849,437	$ 29,826,722
Cost of revenues	(19,584,369)	(19,733,057)
Total operating expenses	(4,544,226)	(23,118,852)
Net income(loss)	3,758,705	(13,142,002)
Net cash provided by (used in) operating activities	89,397	(224,095)
Net cash (used in) provided by investing activities	(15,148)	5,069,969
Net cash provided by (used in) financing activities	$ 682,765	$ (9,983,033)